Loans (Classification of Loans By Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 875,844	$ 756,646
SBA loans held for sale	13,114	5,179
Total loans	888,958	761,825
Small Business Administration Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	39,393	40,401
Small Business Administration, 504 Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	29,353	34,322
Commercial Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	49,332	40,607
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	391,071	339,693
Commercial Real Estate Construction Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	25,115	21,649
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	264,523	220,878
Consumer Home Equity Line Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	45,042	41,451
Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 32,015	$ 17,645